ASPIRIANT TRUST
11100 Santa Monica Blvd., Suite 600
Los Angeles, California 90025
(310) 806-4000

August 11, 2016

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re: Aspiriant Trust (the “Trust”) (File Nos.: 333-178600; 811-22648)

Dear Sir or Madam:

  An electronic ("EDGAR") filing is transmitted herewith pursuant to rule 497 under the Securities Act of 1933, as amended (the "Securities Act”), on behalf of the Trust. This filing contains exhibits of interactive data related to certain updated annual fund operating expense summary information that was filed as a supplement to the Trust’s prospectus on August 5, 2016 (SEC Accession No. 0001398344-16-016166). Questions regarding this filing may be directed to the undersigned at (414) 290-3404.

Sincerely,

/s/ Benjamin D. Schmidt
Benjamin D. Schmidt
Secretary and Assistant Treasurer

Encl.